Annual Report October 31, 1999

                       [PROVIDENT INVESTMENT COUNSEL LOGO]

                                                         Small Cap Growth Fund I

                          Provident Investment Counsel
                         Investing in growth since 1951

CONTENTS

      3         President's Letter
      4         Our Philosophy
      4         Performance Update/Portfolio Review
      5         Interview with Provident Managers
      6         Performance Comparison

THE FUND

       7        Statement of Assets and Liabilities
       8        Statement of Operations
       9        Statements of Changes in Net Assets
      10        Financial Highlights
      11        Notes to Financial Statements
      14        Report of Independent Accountants

THE PORTFOLIO

      15        Statement of Net Assets
      26        Statement of Operations
      27        Statements of Changes in Net Assets
      28        Selected Ratio Data
      29        Notes to Financial Statements
      32        Report of Independent Accountants
      33        Change in Independent Accountant

Items of Interest

- THE GROWTH STYLE OF INVESTMENT CONTINUES TO ENJOY A LEADERSHIP ROLE. Our strong stock selection and sector allocation in the Fund's were rewarded by positive absolute and relative performance the past year.

- TECHNOLOGY AND TECHNOLOGY RELATED ISSUES continue to provide the highest growth rates and as a result have been larger components in the Fund's portfolio of holdings.

-    OUR WEBSITE ADDRESS IS:
     WWW.PROVNET.COM

Fellow Shareholder,

     We are pleased to report very positive results for the fiscal year ending October 31, 1999 (more detailed information is available on the following pages). The Small Cap Growth Fund I continues to lead the way -- more than doubling the return of the Russell 2000 Growth Index, a broad measure of the market's overall performance.

     The underlying fundamentals of our holdings have remained very compelling, and our patience through some volatility this year has been rewarded. Much of the performance of the broad market and the Fund has been driven by the technology and telecommunications sectors. Accordingly, we have increased both the size and number of holdings in these areas.

     The narrowness of the overall stock market, with a very limited number of technology and telecommunications stocks dominating returns, causes some to worry. Historically, such developments have sometimes ushered in unpleasant
declines.   However,   those  declines  have  most  often  been  accompanied  by
unfavorable economic conditions, when either inflation has surged, or the Federal Reserve has embarked upon a series of extreme tightening measures to slow an overheated economy. This process usually results in either very slow economic growth, or in the extreme, a recession. We do not assign a high probability to either of these scenarios in the near-term. The one area of concern to us at the beginning of the year, is high stock market valuations, which makes the market vulnerable, particularly to rising interest rates.

     We remain positive in our outlook for growth company shares well into next year. The very positive tone and continued domestic economic expansion give us reason to believe the market will broaden some in the months ahead. As with the stronger-than-expected corporate profits picture for 1999, we see a solid growth picture moving well into next year. As to Fund strategy, we intend to remain extremely flexible, and are prepared to take profits in technology and telecommunications issues in favor of other sectors if we see equal opportunities present themselves.

     Finally, while Y2K and valuation concerns abound, we do not, at this time, expect any meaningful Y2K disruptions.

     We appreciate your continued confidence in Provident Investment Counsel.

Sincerely,

/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust
December 7, 1999

Our Philosophy

-    Focused, fundamental research, properly controlled, adds value.

- Sustainable earnings growth is the most important contributor to long-term stock appreciation.

- Emphasis on strong financial characteristics ensures focus on growth and quality.

[GRAPHIC]  EMERGING       COMPANY         ESTABLISHED GROWTH    MATURE COMPANIES
            GROWTH      GROWTH CURVE

- Investment style consistency is critical to superior long-term investment results.

Performance Update/Portfolio Review
Small Cap Growth Fund I

SECTOR WEIGHTINGS

Technology                            57.4%
Consumer Non-Durables                 13.5%
Industrials                            9.4%
Healthcare/Medical                     7.5%
Retail                                 4.9%
Energy                                 2.2%
Financial                              2.0%
Consumer Durables                      1.3%
Transportation                         1.0%
Public Utilities                       0.8%

Average annualized total returns for the period ending 10/31/99:

                                                    Since
                                                  Inception
                    1 Year   3 Year     5 Year     9/30/93
                    ------   ------     ------     -------
                    58.85%   11.14%     19.79%      16.08%

                             TOP 10 STOCK HOLDINGS:

Peregrine Systems, Inc.                                                    2.38%
Vignette Corporation                                                       2.13
Business Objects S.A. ADS                                                  2.11
The Profit Recovery Group International, Inc.                              2.11
NCO Group, Inc.                                                            2.00
Dollar Tree Stores, Inc.                                                   1.94
Emulex Corporation                                                         1.81
Mercury Interactive Corporation                                            1.80
Check Point Software Technologies, Ltd.                                    1.68
UnitedGlobalCom, Inc.                                                      1.65

Interview with Provident Managers

WHAT INDUSTRY SECTORS PERFORMED POSITIVELY FOR THE FUND'S EQUITY HOLDINGS?

     -    Electronic Technology
     -    Technology Services
     -    Commercial Services

Q TO WHAT DO YOU ATTRIBUTE THE STRONG RETURNS OF SMALL CAP STOCKS OVER THE LAST YEAR?

A For several years now, small cap stocks have generally lagged larger growth equities. However, the portfolio's performance this year is testament to the market's narrowing of the extreme valuation gap between large cap and small cap stocks in the 1996-1998 period. These valuations became more and more compelling as many of the growth issues continued to deliver strong fundamental results.

Q WHAT LED TO THE SMALL CAP GROWTH FUND SIGNIFICANTLY OUTPERFORMING THE COMPARABLE UNMANAGED INDICES OVER THE LAST YEAR?

A The Small Cap Growth Fund has significantly outperformed the unmanaged indices through positive stock selection and weightings in the technology services and electronic technology sectors. We focused our stock selection in strong product sectors such as broadband, communications chips, fiberoptics equipment, and web-enabling software. Additionally, almost all segments of the Fund provided a positive contribution. The exceptions were the health technology and retail trade sectors, which modestly penalized overall results.

Q    WHAT IS THE OUTLOOK FOR SMALL CAP STOCKS?

A As we move into early 2000, we are confident in our belief that the Small Cap Growth Fund will continue to experience both strong absolute and relative performance. For several years now, small and mid cap stocks have generally lagged larger growth equities. The performance of the Fund this year gives us evidence that this extreme valuation gap is narrowing and will continue to do so. When coupled with the still attractive valuation levels of small cap equities relative to large cap equities, the outlook is indeed bright.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

PERFORMANCE COMPARISON

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I AND
                         THE RUSSELL 2000 GROWTH INDEX.

                           Average Annual Total Return

                      One Year   Five Years    Since Inception
                      --------   ----------    ---------------
                       58.85%      19.79%          16.08%

                                                       09/30/93   10/31/93   04/30/94   10/31/94   04/30/95   10/31/95   04/30/96
                                                       --------   --------   --------   --------   --------   --------   --------
Provident Investment Counsel Small Cap Growth Fund I    $10,000    $10,172     $9,478    $10,055    $10,514    $14,567    $18,823
Russell 2000 Growth                                     $10,000    $10,289     $9,860    $10,196    $10,721    $12,293    $14,940

                                                       10/31/96   04/30/97   10/31/97   04/30/98   10/31/98   04/30/99   10/31/99
                                                       --------   --------   --------   --------   --------   --------   --------
Provident Investment Counsel Small Cap Growth Fund I    $18,067    $14,948    $19,005    $20,959    $15,612    $18,290    $24,800
Russell 2000 Growth                                     $13,932    $12,915    $16,879    $18,560    $14,204    $17,860    $18,365

            Past performance is not predictive of future performance.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Statement of Assets and Liabilities
as of October 31, 1999

ASSETS
Investment in Portfolio, at value                                 $ 218,011,604
Receivables:
  Investments in Portfolio sold                                          74,823
  Fund shares sold                                                      105,669
  From Provident Investment Counsel, Inc. (Note 3)                       53,594
Prepaid expenses                                                         20,123
                                                                  -------------
Total Assets                                                        218,265,813
                                                                  =============
LIABILITIES
Payables:
  Investments in Portfolio purchased                                    105,669
  Fund shares repurchased                                                74,823
Accrued expenses                                                         27,724
Deferred trustees' compensation (Note 3)                                 22,346
                                                                  -------------
Total Liabilities                                                       230,562
                                                                  =============
NET ASSETS
Applicable to 7,569,965 shares of beneficial interest
  outstanding                                                     $ 218,035,251
                                                                  -------------
NET ASSET VALUE PER SHARE                                         $       28.80
                                                                  =============
SOURCE OF NET ASSETS
Paid-in capital                                                   $ 148,819,365
Accumulated net investment loss                                         (58,748)
Accumulated net realized gain on investments                         12,461,129
Net unrealized appreciation on investments                           56,813,505
                                                                  -------------
Net Assets                                                        $ 218,035,251
                                                                  -------------

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Statement of Operations
Year ended October 31, 1999

INVESTMENT INCOME
Net investment loss from Portfolio                                 $ (1,528,501)
                                                                   ------------
Expenses:
  Administration fees (Note 3)                                          396,716
  Trustees' fees                                                         14,435
  Audit fee                                                              10,300
  Legal fees                                                             29,000
  Transfer agent's fees                                                  24,000
  Reports to shareholders                                                10,000
  Custody and accounting services fees                                    6,000
  Registration fees                                                      33,223
  Miscellaneous                                                           5,321
                                                                   ------------
  Total expenses                                                        528,995
  Less reimbursement/waiver by Provident
    Investment Counsel, Inc. (Note 3)                                  (528,995)
                                                                   ------------
  Net expenses                                                               --
                                                                   ============
Net investment loss                                                  (1,528,501)

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments                                 40,481,209
    Net unrealized appreciation of investments                       49,045,476
                                                                   ------------
Net gain on investments                                              89,526,685
                                                                   ============
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $ 87,998,184
                                                                   ------------

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS

                                               Year ended          Year ended
                                             October 31, 1999   October 31, 1998
                                               -------------      -------------
From operations:
Net investment loss                            $  (1,528,501)     $    (938,236)
Net realized gain (loss) on
  investments                                     40,481,209        (27,961,289)
Net unrealized appreciation of
  investments                                     49,045,476          3,720,627
                                               -------------      -------------
Net increase (decrease) in net assets
  resulting from operations                       87,998,184        (25,178,898)
                                               =============      =============
Distributions to shareholders:
From net realized gains                                   --        (11,840,606)
                                               =============      =============
Transactions in shares of beneficial
  interest:
    Purchases of 2,806,320 and
      4,210,252 shares, respectively              61,000,731         89,693,654
    Reinvestment of 0 and 560,104
      shares, respectively                                --         11,840,607
    Redemptions of 3,024,859 and
      1,364,413 shares, respectively             (72,144,938)       (28,852,682)
                                               -------------      -------------
    Net increase (decrease) in net
      assets resulting from share
      transactions                               (11,144,207)        72,681,579
                                               =============      =============
Total increase in net assets                      76,853,977         35,662,075
                                               =============      =============
NET ASSETS
Beginning of year                                141,181,274        105,519,199
                                               -------------      -------------
End of year                                    $ 218,035,251      $ 141,181,274
                                               -------------      -------------

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                 Year        Year        Year        Year        Year
                                 ended       ended       ended       ended       ended
                                October     October     October     October     October
                                31, 1999    31, 1998    31, 1997    31, 1996    31, 1995
                                -------     -------     -------     -------     -------
Net asset value, beginning of
  year                          $ 18.13     $ 24.08     $ 23.19     $ 18.69     $ 12.90
                                -------     -------     -------     -------     -------
Income from investment
  operations:
   Net investment loss            (0.20)      (0.03)      (0.40)      (0.10)      (0.07)
   Net realized and
     unrealized gain (loss)
     on investments               10.87       (3.99)       1.58        4.60        5.86
                                -------     -------     -------     -------     -------
Total from investment
  operations                      10.67       (4.02)       1.18        4.50        5.79
                                -------     -------     -------     -------     -------
Less distributions to
  shareholders:
   From net realized gains           --       (1.93)      (0.29)         --          --
                                -------     -------     -------     -------     -------
Net asset value, end of
  year                          $ 28.80     $ 18.13     $ 24.08     $ 23.19     $ 18.69
                                =======     =======     =======     =======     =======
Total return                      58.85%     (17.85%)      5.15%      24.08%      44.88%
                                =======     =======     =======     =======     =======
Ratios/supplemental data:
Net assets, end of year
  (millions)                    $ 218.0     $ 141.2     $ 105.5     $ 196.1     $ 130.3
                                -------     -------     -------     -------     -------
Ratios to average net
  assets:+**
   Expenses                        1.00%       1.00%       1.00%       1.00%       1.00%
   Net investment loss            (0.79%)     (0.67%)     (0.48%)     (0.60%)     (0.51%)

+ Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from the Portfolio.

** Net of expense reimbursements and fee waivers. The expense reimbursements and fee waivers of the Fund were 0.27%, 0.26%, 0.25%, 0.34% and 0.47%, respectively.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Notes to Financial Statements

1 -- ORGANIZATION

     Provident Investment Counsel Small Cap Growth Fund I (the "Fund") (formerly Provident Investment Counsel Small Cap Growth Fund) is one of eleven series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A.   INVESTMENT  VALUATION.   The  Fund  reflects  its  investment  in  the
          Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income or loss and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Distributions to shareholders, if any, are paid annually and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Notes to Financial Statements
continued

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

3 -- TRANSACTIONS WITH AFFILIATES

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund. ICA receives an annual fee for its services of $10,000.

     PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of fees waived and expenses reimbursed for the year ended October 31, 1999 were $386,716 and $142,279, respectively.

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The Distributor received no commissions from sales or redemptions of Fund shares during the year ended October 31, 1999.

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Notes to Financial Statements
continued

quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis.

4 -- INVESTMENT TRANSACTIONS

     Additions and reductions in the investment in the Portfolio aggregated $61,104,984 and $72,277,587, respectively.

     At October 31, 1999, the Fund owned 85.57% of the total net assets of the Portfolio.

----------------------------
Provident Investment Counsel
  Small Cap Growth Fund I
----------------------------

Report of Independent Accountants

To the Board of Trustees of
   PIC Investment Trust
   and the Shareholders of
   Provident Investment Counsel Small Cap Growth Fund I

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Provident Investment Counsel Small Cap Growth Fund I Series of PIC Investment Trust (the "Trust") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above. The financial statements of the Trust as of October 31, 1998, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
December 3, 1999

  P-I-C
---------
SMALL CAP
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999


                                                                    Percntage of
EQUITY SECURITIES -- 95.76%               Shares        Value        Net Assets
                                          -------     ----------       ------
AIRLINES -- 0.47%
Ryanair Holdings plc ADS*                  28,870     $1,190,887         0.47%
                                          =======     ==========       ======
APPAREL AND SHOES -- 0.25%
The Children's Place
  Retail Stores, Inc.*                      1,900         49,519         0.02
Too, Inc.*                                 37,350        597,600         0.23
                                          -------     ----------       ------
    Total Apparel and Shoes                              647,119         0.25
                                                      ==========       ======
AUTO PARTS -- 0.90%
Gentex Corporation *                      133,600      2,296,250         0.90
                                          =======     ==========       ======
BANKS -- 0.08%
Hamilton Bancorp Inc.*                     13,230        210,026         0.08
                                          =======     ==========       ======
BEVERAGE/FOOD -- 0.46%
Beringer Wine Estates
  Holdings, Inc.*                          29,600      1,176,600         0.46
                                          =======     ==========       ======
BIOTECHNOLOGY -- 2.44%
Abgenix, Inc.*                             12,900        572,437         0.23
Albany Molecular Research, Inc.*           34,400        855,700         0.34
Alkermes, Inc.*                            27,000        953,438         0.37
Invitrogen Corporation *                   42,800      1,070,000         0.42
QLT Phototherapeutics Inc.*                65,200      2,762,850         1.08
                                          -------     ----------       ------
    Total Biotechnology                                6,214,425         2.44

See Notes to Financial Statements.

  P-I-C
---------
SMALL CAP
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value      Net Assets
                                          -------     -----------     ------
BUSINESS SERVICES -- 8.04%
CoStar Group, Inc.*                        26,900     $   662,412       0.26%
The Corporate Executive Board
  Company *                                 9,500         358,625       0.14
Dendrite International, Inc.*              83,900       2,632,362       1.03
Iron Mountain Incorporated*                16,750         506,688       0.20
NCO Group, Inc.*                          120,435       5,103,433       2.00
The Profit Recovery Group
  International, Inc.*                    130,200       5,362,613       2.11
TeleTech Holdings Inc.*                    65,700         932,119       0.37
TMP Worldwide Inc.*                        37,120       2,317,680       0.91
United Rentals, Inc.*                      38,400         715,200       0.28
Westwood One, Inc.*                        40,763       1,880,170       0.74
                                          -------     -----------     ------
    Total Business Services                            20,471,302       8.04
                                                      -----------     ------
COMPUTER SERVICES -- 6.44%
The BISYS Group, Inc.*                      7,100         362,100       0.14
Computer Network Technology
  Corporation*                              9,700         155,806       0.06
DSP Group, Inc.*                           44,700       2,134,425       0.84
Electro Scientific Industries, Inc.*       14,500         783,000       0.31
Globix Corporation*                        16,700         601,200       0.24
Jack Henry & Associates, Inc.              25,300         920,287       0.36
MicroStrategy Incorporated*                31,800       3,072,675       1.21
MIPS Technologies, Inc.*                   23,000         664,125       0.26
Modem Media . Poppe Tyson, Inc.*           31,700       2,187,300       0.86
National Computer Systems, Inc.            45,900       1,735,594       0.68
NICE Systems Ltd. ADR*                     77,550       2,248,950       0.88
Pegasus Systems, Inc.*                     33,325       1,424,644       0.56
ShowCase Corporation*                      27,800         107,725       0.04
                                          -------     -----------     ------
    Total Computer Services                            16,397,831       6.44

See Notes to Financial Statements.

  P-I-C
---------
SMALL CAP
PORTFOLIO
---------

Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued              Shares        Value       Net Assets
                                          ------        -----      -------------
COMPUTER SOFTWARE -- 15.23%
Bluestone Software, Inc.*                 27,700     $ 1,021,437        0.40%
Brio Technology, Inc.*                    31,400         761,450        0.30
Business Objects S.A. ADS*                74,700       5,378,400        2.11
Check Point Software
  Technologies, Ltd.*                     36,900       4,268,869        1.68
Electronics for Imaging, Inc.*            60,900       2,455,031        0.96
Exchange Applications, Inc.*              31,200         850,200        0.33
F5 Networks, Inc.*                        10,000       1,387,500        0.54
HNC Software Inc.*                        52,600       2,100,712        0.83
Macromedia, Inc.*                         44,100       2,841,694        1.12
Mercury Interactive Corporation*          56,400       4,575,450        1.80
Micromuse Inc.*                           13,300       1,421,438        0.56
Mission Critical Software, Inc.*          12,700         747,713        0.29
National Instruments Corporation*         39,600       1,190,475        0.47
Peregrine Systems, Inc.*                 138,450       6,074,494        2.38
PLX Technology, Inc.*                     10,000         160,000        0.06
TriZetto Group, Inc.*                     45,000         450,000        0.18
Unigraphics Solutions Inc.*               17,600         379,500        0.15
Verity, Inc.*                             39,600       2,727,450        1.07
                                         -------     -----------      ------
Total Computer Software                               38,791,813       15.23
                                                     ===========      ======
CONSTRUCTION -- 0.12%
Dycom Industries, Inc.*                    9,225         300,389        0.12
                                         =======     ===========      ======
CREDIT AND FINANCE -- 0.51%
AmeriCredit Corp.*                        74,300       1,290,962        0.51

See Notes to Financial Statements.

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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued           Shares         Value         Net Assets
                                       -------      ----------     -------------
DISCOUNT -- 2.91%
Dollar Tree Stores, Inc.*              113,380      $4,939,116          1.94%
99 CENTS Only Stores*                   82,750       2,472,156          0.97
                                       -------      ----------        ------
    Total Discount                                   7,411,272          2.91
                                                    ==========        ======
DRUGS -- 1.86%
K-V Pharmaceutical Company,
  Class A*                              47,300         821,837          0.32
Medicis Pharmaceutical Corporation,
  Class A*                              35,500       1,082,750          0.43
Roberts Pharmaceutical Corporation*      9,300         299,925          0.12
Shire Pharmaceuticals Group plc*        79,450       2,522,538          0.99
                                       -------      ----------        ------
    Total Drugs                                      4,727,050          1.86
                                                    ==========        ======
EDUCATIONAL PROGRAMS -- 0.65%
Corinthian Colleges, Inc.*              57,100       1,113,450          0.44
Education Management Corporation*       58,200         552,900          0.21
                                       -------      ----------        ------
    Total Educational Programs                       1,666,350          0.65
                                                    ==========        ======
ELECTRIC POWER -- 0.77%
Calpine Corporation*                    33,900       1,953,488          0.77
                                       =======      ==========        ======
ELECTRICAL EQUIPMENT/PERIPHERALS -- 1.72%
Creo Products Inc.*                      8,700         221,850          0.09
Dionex Corporation*                     19,900         884,306          0.35
SanDisk Corporation*                    31,200       1,891,500          0.74
TranSwitch Corporation*                 29,400       1,383,637          0.54
------------------------------------   -------      ----------        ------
    Total Electrical
      Equipment/Peripherals                          4,381,293          1.72

See Notes to Financial Statements.

18
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Statement of Net Assets
as of October 31, 1999

                                                                  Percentage of
EQUITY SECURITIES, continued           Shares         Value        Net Assets
                                       -------     -----------    -------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 12.73%
Alpha Industries, Inc.*                 25,200     $ 1,392,300          0.55%
Brooks Automation, Inc.*                32,800         623,200          0.25
Burr-Brown Corporation*                 32,000       1,258,000          0.49
Credence Systems Corporation*           58,400       2,664,500          1.05
Cree Research, Inc.*                    76,300       3,257,056          1.28
Cymer, Inc.*                            47,000       1,736,062          0.68
Cypress Semiconductor Corporation*      36,800         940,700          0.37
The DII Group, Inc.*                    63,100       2,271,600          0.89
Flextronics International Ltd.*         31,300       2,222,300          0.87
GlobeSpan, Inc.*                        12,300         894,825          0.35
Integrated Device Technology, Inc.*     38,200         785,488          0.31
Lam Research Corporation*               37,800       3,191,738          1.25
Lattice Semiconductor Corporation*      71,800       2,539,925          1.00
Micrel, Incorporated*                   49,200       2,675,250          1.05
Orbotech Ltd.*                          25,200       1,968,750          0.77
Plexus Corp.*                           21,200         561,800          0.22
QLogic Corporation*                      8,300         864,237          0.34
Semtech Corporation*                    34,800       1,333,275          0.52
Varian Semiconductor Equipment
  Associates, Inc.*                     55,400       1,253,425          0.49
                                        ------     -----------        ------
    Total Electronic
      Components/Semiconductors                     32,434,431         12.73
                                                   -----------        ------
ELECTRONICS -- 1.30%
Ancor Communications,
  Incorporated*                         34,900       1,105,894          0.43
ANTEC Corporation*                      26,700       1,294,950          0.51
Power Integrations, Inc.*                8,900         907,244          0.36
------------------------------------    ------     -----------        ------
    Total Electronics                                3,308,088          1.30

See Notes to Financial Statements.

                                                                              19
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Statement of Net Assets
as of October 31, 1999

                                                                  Percentage of
EQUITY SECURITIES, continued             Shares         Value      Net Assets
                                        ---------   ------------- --------------
ENTERTAINMENT AND LEISURE -- 7.09%
American Classic Voyages Co.*             42,900     $ 1,072,500       0.42%
CINAR Corporation*                        19,100         331,862       0.13
Citadel Communications
  Corporation*                            71,200       3,439,850       1.35
Cox Radio, Inc., Class A*                 22,900       1,603,000       0.63
Emmis Communications Corporation,
  Class A*                                23,300       1,680,512       0.66
Entercom Communications Corp.,
  Class A*                                31,200       1,554,150       0.61
Fairfield Communities, Inc.*             116,770       1,430,433       0.56
International Speedway Corporation,
  Class A                                 15,300         789,863       0.31
Jones Intercable, Inc., Class A*          22,375       1,222,234       0.48
Spanish Broadcasting System, Inc.,
  Class A*                                27,900         742,838       0.29
UnitedGlobalCom, Inc.*                    48,300       4,202,100       1.65
                                         -------     -----------     ------
    Total Entertainment and Leisure                   18,069,342       7.09
                                                     ===========     ======
FINANCIAL SERVICES -- 0.59%
Metris Companies Inc.                     43,900       1,511,806       0.59
                                         =======     ===========     ======
FOOD AND RESTAURANTS -- 0.50%
Performance Food Group Company*           46,600       1,264,025       0.50
                                         =======     ===========     ======
INSURANCE -- 0.76%
Clark/Bardes Holdings, Inc.*              36,700         504,625       0.20
Financial Security Assurance
  Holdings Ltd.                           25,300       1,426,288       0.56
                                         -------     -----------     ------
    Total Insurance                                    1,930,913       0.76

See Notes to Financial Statements.

20
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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued          Shares         Value           Net Assets
                                      --------     -----------     -------------
INTERNET SERVICES -- 8.16%
About.com, Inc.*                       29,500      $ 1,393,875          0.55%
AdForce, Inc.*                         12,450          343,931          0.14
Agile Software Corporation*            11,000        1,078,000          0.42
Art Technology Group, Inc.*            24,200        1,306,800          0.51
Ask Jeeves, Inc.*                      16,200        1,251,450          0.49
Critical Path, Inc.*                   46,000        2,104,500          0.83
CyberSource Corporation*               12,200          774,700          0.30
Insweb Corporation*                     9,950          179,100          0.07
JFAX.COM, Inc.*                        54,300          235,866          0.09
Marimba, Inc.*                          9,400          267,900          0.11
Media Metrix, Inc.*                    22,000        1,031,250          0.40
Paradyne Networks, Inc.*               16,700          507,262          0.20
Primus Knowledge Solutions, Inc.*      33,500        1,009,187          0.40
PSINet Inc.*                            7,000          252,000          0.10
Security First Corp.*                  26,000        1,044,875          0.41
Vignette Corporation*                  34,400        5,435,200          2.13
WebTrends Corporation*                 31,400        1,938,950          0.76
Wink Communications, Inc.*             18,300          642,788          0.25
                                       ------      -----------        ------
    Total Internet Services                         20,797,634          8.16
                                                  ============        ======
MEDICAL AND DENTAL PRODUCTS -- 0.18%
Cytyc Corporation*                     11,600          461,100          0.18
                                       ======     ============        ======
MEDICAL INSTRUMENTS -- 0.95%
Affymetrix, Inc.*                      27,500        2,423,437          0.95

See Notes to Financial Statements.

                                                                              21
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Statement of Net Assets
as of October 31, 1999


                                                                   Percentage of
EQUITY SECURITIES, continued           Shares         Value         Net Assets
                                       -------      ----------     -------------
MEDICAL/DENTAL SERVICES -- 1.75%
AmSurg Corp., Class A*                  93,200      $  570,850          0.22%
Professional Detailing, Inc.*           34,800         870,000          0.34
Renal Care Group, Inc.*                162,245       3,021,813          1.19
                                       -------      ----------        ------
    Total Medical/Dental Services                    4,462,663          1.75
                                                    ==========        ======
NETWORKING -- 3.12%
Emulex Corporation*                     29,500       4,600,156          1.81
Extreme Networks, Inc.*                  4,000         321,250          0.13
MMC Networks, Inc.*                     10,700         341,063          0.13
Visual Networks, Inc.*                  33,900       1,411,088          0.55
Xircom, Inc.*                           25,500       1,286,156          0.50
                                       -------      ----------        ------
    Total Networking                                 7,959,713          3.12
                                                    ==========        ======
OFFSHORE DRILLING -- 0.61%
Dril-Quip, Inc.*                        11,700         273,487          0.11
Rowan Companies, Inc.*                  81,600       1,269,900          0.50
                                       -------      ----------        ------
    Total Offshore Drilling                          1,543,387          0.61
                                                    ==========        ======
OIL FIELD SERVICES -- 1.52%
Atwood Oceanics, Inc.*                  17,000         494,063          0.19
Global Industries, Ltd.*                90,000         720,000          0.28
Marine Drilling Companies, Inc.*        70,600       1,142,838          0.45
Patterson Energy, Inc.*                 66,900         857,156          0.34
Trico Marine Services, Inc.*            96,300         668,081          0.26
                                       -------      ----------        ------
    Total Oil Field Services                         3,882,138          1.52
                                                    ==========        ======
POLLUTION CONTROL -- 0.85%
Newpark Resources, Inc.*               150,500         968,844          0.38
Waste Connections, Inc.*                78,125       1,206,055          0.47
                                       -------      ----------        ------
    Total Pollution Control                          2,174,899          0.85

See Notes to Financial Statements.

22
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Statement of Net Assets
as of October 31, 1999


                                                                   Percentage of
EQUITY SECURITIES, continued             Shares         Value       Net Assets
                                         --------    -----------   -------------
PUBLISHING/ADVERTISING -- 4.11%
Catalina Marketing Corporation*           38,200     $ 3,576,475        1.40%
Lamar Advertising Company,
  Class A*                                60,700       3,277,800        1.29
Playboy Enterprises, Inc., Class B*      141,400       3,623,375        1.42
                                         -------     -----------      ------
    Total Publishing/Advertising                      10,477,650        4.11
                                                     ===========      ======
SPECIALTY RETAIL -- 1.05%
Cost Plus, Inc.*                          54,150       1,976,475        0.78
The Yankee Candle Company, Inc.*          46,000         701,500        0.27
                                         -------     -----------      ------
    Total Specialty Retail                             2,677,975        1.05
                                                     ===========      ======
TELECOMMUNICATIONS -- 6.29%
AirGate PCS, Inc.*                        23,900       1,195,000        0.47
American Mobile Satellite
  Corporation*                            46,000         511,750        0.20
Applied Micro Circuits Corporation*       27,600       2,147,625        0.84
AudioCodes Ltd.*                          25,300       1,530,650        0.60
CD Radio Inc.*                            83,200       2,121,600        0.83
E-TEK Dynamics, Inc.*                     15,200       1,012,700        0.40
Gilat Satellite Networks, Ltd.*           38,800       2,022,450        0.80
Insight Communications
  Company, Inc.*                          33,300         786,713        0.31
Orckit Communications Ltd.*               26,900         741,431        0.29
Pinnacle Holdings Inc.*                   50,300       1,207,200        0.47
Research in Motion Limited*               55,400       1,703,550        0.67
Time Warner Telecom Inc.*                 21,000         528,938        0.21
WinStar Communications, Inc.*             13,200         512,325        0.20
                                         -------     -----------      ------
    Total Telecommunications                          16,021,932        6.29

See Notes to Financial Statements.

                                                                              23
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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
EQUITY SECURITIES, continued           Shares         Value         Net Assets
                                     ----------    ------------    -------------
TEXTILES AND SHOES -- 0.35%
Cutter & Buck Inc.*                     53,700     $    882,694         0.35%
                                     ---------     ------------      -------
TOYS -- 0.53%
JAKKS Pacific, Inc.*                    32,800        1,344,800         0.53
                                     =========     ============      =======
TRUCKING -- 0.47%
Forward Air Corporation*                41,000        1,206,938         0.47
                                     ---------     ------------      -------
    Total Equity Securities
      (Cost $177,616,708)                           243,962,622        95.76
                                                   ============      =======
MONEY MARKET FUNDS -- 5.42%
Temporary Investment Fund Inc. --
  Temp Fund                          6,902,048        6,902,048         2.71
Temporary Investment Fund Inc. --
  Temp Cash                          6,902,048        6,902,048         2.71
                                     ---------     ------------      -------
    Total Money Market Funds
      (Cost $13,804,096)                             13,804,096         5.42
                                                   ------------      -------
    Total Investments
      (Cost $191,420,804)                           257,766,718       101.18
                                                   ============      =======

See Notes to Financial Statements.

24
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Statement of Net Assets
as of October 31, 1999

                                                                   Percentage of
OTHER ASSETS -- 0.91%                                Value           Net Assets
                                                  ------------     -------------
Receivables:
  Investment securities sold                      $  2,128,359
  Interest                                              72,743
  Shares of beneficial interest sold                   111,831
Other assets                                            18,417
                                                  ------------
    Total other assets                               2,331,350           0.91%
                                                  ============        =======
TOTAL ASSETS                                       260,098,068         102.09
                                                  ------------        -------
LIABILITIES -- (2.09%)
Payables:
  Investment securities purchased                    4,979,923
  Shares of beneficial interest redeemed                93,425
  To Advisor (Note 3)                                  153,623
Accrued expenses                                        66,002
Deferred trustees' compensation (Note 3)                42,194
                                                  ------------
    Total liabilities                                5,335,167          (2.09)
                                                  ============        =======
TOTAL NET ASSETS -- 100.00%                       $254,762,901         100.00%
                                                  ------------        -------

* Non-income producing security.

See Notes to Financial Statements.

                                                                              25
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Statement of Operations
Year ended October 31, 1999

INVESTMENT INCOME
Income:
    Dividends                                                     $      30,354
    Interest                                                            440,273
                                                                  -------------
    Total income                                                        470,627
                                                                  =============
EXPENSES:
    Investment advisory fees (Note 3)                                 1,793,492
    Administration fees (Note 3)                                        224,187
    Accounting services fees                                             88,822
    Custodian fees                                                       66,810
    Audit fee                                                            22,997
    Trustees' fees                                                       23,835
    Insurance                                                             6,001
    Legal fees                                                           10,598
    Miscellaneous                                                         9,001
                                                                  -------------
    Total expenses                                                    2,245,743
    Less waiver by Provident Investment Counsel,
      Inc. (Note 3)                                                      (3,878)
                                                                  -------------
    Net expenses                                                      2,241,865
                                                                  =============

Net investment loss                                                  (1,771,238)
                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                                 48,594,775
    Net unrealized appreciation of investments                       56,517,702
                                                                  -------------
Net gain on investments                                             105,112,477
                                                                  =============
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $ 103,341,239
                                                                  -------------

See Notes to Financial Statements.

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Statements of Changes in Net Assets


INCREASE (DECREASE) IN NET ASSETS
                                               Year                 Year
                                              ended                ended
                                         October 31, 1999     October 31, 1998
                                         ----------------     ----------------
FROM OPERATIONS:
    Net investment loss                    $  (1,771,238)       $  (1,197,741)
    Net realized gain (loss) on
      investments                             48,594,775          (30,872,647)
    Net unrealized appreciation
      (depreciation) of investments           56,517,702             (283,036)
                                           -------------        -------------
    Net increase (decrease) in net
      assets resulting from operations       103,341,239          (32,353,424)
                                           =============        =============
TRANSACTIONS IN INTERESTS:
    Contributions by Holders                  68,296,971          123,809,971
    Withdrawals by Holders                   (90,528,948)         (57,458,705)
                                           -------------        -------------
    Net increase (decrease) in net
      assets from transactions in
      interests                              (22,231,977)          66,351,266
                                           =============        =============
TOTAL INCREASE IN NET ASSETS                  81,109,262           33,997,842
                                           =============        =============
NET ASSETS
Beginning of year                            173,653,639          139,655,797
                                           -------------        -------------
End of year                                $ 254,762,901        $ 173,653,639
                                           -------------        -------------

See Notes to Financial Statements.

                                                                              27
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Selected Ratio Data

                                  Year        Year        Year        Year       Year
                                 ended       ended       ended       ended       ended
                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                  1999        1998        1997        1996       1995
                                -------     ------      -------     -------     -------
Ratios to average net assets:+
    Expenses                       1.00%      1.00%        1.00%       1.00%       1.00%
    Net investment loss           (0.79%)    (0.68%)      (0.49%)     (0.59%)     (0.51%)
                                -------     ------      -------     -------     -------
Portfolio turnover rate          133.24%     81.75%      151.52%      53.11%      45.45%
                                -------     ------      -------     -------     -------

+ Net of expense reimbursements equivalent to 0.00%, 0.01%, 0.01%, 0.01%, and 0.07% of average net assets, respectively.

See Notes to Financial Statements.

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Notes to Financial Statements

1 -- ORGANIZATION

     PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

     A. VALUATION OF SECURITIES. Equity securities listed on a national securities exchange or traded on Nasdaq are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates.

                                                                              29
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Notes to Financial Statements
continued

3 -- TRANSACTIONS WITH AFFILIATES

     The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration, L.L.C. ("ICA") pursuant to which certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICA also provide management services necessary for the operations of the Portfolio and furnish office facilities.

     PIC receives an investment advisory fee for its services to the Portfolio at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. During the year ended October 31, 1999, PIC waived $3,878 in advisory fees.

     ICA receives for its services a fee at the annual rate of 0.10% of average daily net assets of the Portfolio.

     On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis.

4 -- INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 1999 were $291,632,958 and $317,295,458, respectively.

30
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Notes to Financial Statements
continued


     The cost of securities for federal income tax purposes was $191,628,800. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

Gross unrealized appreciation      $ 74,295,755
Gross unrealized depreciation        (8,157,837)
                                   ------------
Net unrealized appreciation        $ 66,137,918
                                   ============

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Report of Independent Accountants


To the Board of Trustees of
     and the Holders of Interests in
     PIC Small Cap Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Small Cap Portfolio (the "Portfolio") at October 31, 1999, and the results of its operations, the changes in its net assets and the selected ratio data for the year then ended, in conformity with generally accepted accounting principles. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements of the Portfolio as of October 31, 1998, including the selected ratio data for each of the four years in the period then ended, were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
December 3, 1999

  P-I-C
---------
SMALL CAP
PORTFOLIO
---------

Change in Independent Accountant

On August 27, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of PIC Investment Trust and PIC Small Cap Portfolio pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Portfolio at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of PIC Investment Trust and PIC Small Cap Portfolio during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 1, 1999, and October 25, 1999, PIC Portfolios and PIC Investment Trust, respectively, with the approval of their Boards of Trustees and their Audit Committees, engaged PwC as their independent auditors.

----------------------------
Provident Investment Counsel
       Mutual Funds
----------------------------

Trustees and Officers

TRUSTEES AND OFFICERS -- P I C INVESTMENT TRUST
--------------------------------------------------------------------------------
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer


TRUSTEES AND OFFICERS -- P*I*C PORTFOLIOS
--------------------------------------------------------------------------------
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer


LEGAL COUNSEL
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.